Significant accounting policies - Estimated And Weighted Average Useful Lives of Depreciable Assets (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Generation | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Generation | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	60 years	60 years
Generation | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	33 years	33 years
Distribution | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Distribution | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	100 years	100 years
Distribution | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years	40 years
Equipment and other | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Equipment and other | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	43 years	43 years
Equipment and other | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years